Close-down, restoration and environmental provisions	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Close-down, restoration and environmental provisions	9. Close-down, restoration and environmental provisions

	30 June 2026(a)	31 December 2025
	US$m	US$m
Opening balance	17,831	15,731
Adjustment on currency translation	163	907
Adjustments to mining properties/right of use assets:
– changes to existing and new provisions	508	811
Charged/(credited) to profit:
– increases to existing and new provisions	427	518
– decreases and unused amounts reversed	(21)	(126)
– exchange losses/(gains) on provisions	12	(48)
– amortisation of discount	440	768
Utilised in the period	(477)	(1,049)
Newly consolidated operations	—	319
Transfers and other movements	(1)	—
Closing balance	18,882	17,831
Balance sheet analysis:
Current	1,215	1,128
Non-current	17,667	16,703
Total	18,882	17,831
(a)Close-down, restoration and environmental provisions at 30 June 2026 have not been adjusted for closure-related receivables amounting to US$411 million (31 December 2025: US$394 million) due from the ERA trust fund and other financial assets held for the purposes of meeting closure obligations. These are included within “Receivables and other assets” on the balance sheet.